Borrowings - Summary of Reconciliation of Movement in Net Borrowings Explanatory (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about borrowings [abstract]
Beginning Balance	€ 2,127	€ 2,468
Proceeds from issuance of Senior Notes		1,440	€ 375
(Repayments) of Senior Notes		(1,559)	(148)
(Repayments) / Proceeds from US Revolving Credit Facilities and other loans	(68)	29
Arrangement fees payment		(29)
Finance lease repayment and others	(15)	(13)
Movement in interests accrued or capitalized	12	(13)
New finance leases	28	17
Deferred arrangement fees, step-up amortization and other	2	7
Effects of changes in foreign exchange rates	65	(220)
Ending Balance	€ 2,151	€ 2,127	€ 2,468